Share Capital - Rollforward of Stock Options and Weighted Average Share Price (Details) - Stock options	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options Outstanding, beginning of period (in shares) | shares	1,886,325	2,781,074
Number of Stock Options Issued (in shares) | shares	473,365	525,138
Number of Stock Options Exercised (in shares) | shares	(551,818)	(1,333,199)
Number of Stock Options Cancelled (in shares) | shares	(73,265)	(86,688)
Number of Stock Options Outstanding, end of period (in shares) | shares	1,734,607	1,886,325
Weighted Average Exercise Price, Outstanding, beginning of period (in usd per share) | $ / shares	$ 19.03	$ 15.49
Weighted Average Exercise Price, Issued (in usd per share) | $ / shares	21.00	18.00
Weighted Average Exercise Price, Exercised (in usd per share) | $ / shares	20.57	11.28
Weighted Average Exercise Price, Cancelled (in usd per share) | $ / shares	19.13	18.59
Weighted Average Exercise Price, Outstanding, end of period (in usd per share) | $ / shares	$ 19.07	$ 19.03